Related Party Transactions - Related Account Balances of Significant Transactions Between the Company, Excluding the Controlling Company, and Related Parties (Detail) - Company, excluding the controlling company [member] - KRW (₩)
₩ in Millions
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
New Songdo International City Development, LLC [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	₩ 15,260	₩ 63,413
Other receivables	1,497	16,858
Total receivables	16,757	80,271
Other payables	39,089	39,664
Total payables	39,089	39,664
Chuncheon Energy Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Other payables		50
Total payables		50
Samcheok Blue Power Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	162,759	107,119
Other receivables	213
Total receivables	162,972	107,119
Other payables	9,605	18,224
Total payables	9,605	18,224
Nickel mining company SAS [member]
Disclosure of transactions between related parties [line items]
Loan	64,197	63,024	₩ 62,611
Other receivables	34	263
Total receivables	64,231	63,287
Other payables	358	358
Total payables	358	358
CSP - Compania Siderurgica do Pecem [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable		3
Total receivables		3
POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	14,162	7,096
Total receivables	14,162	7,096
POSCO MC MATERIALS (formerly, POSCO MITSUBISHI CARBON TECHNOLOGY) [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	13,641	12,589
Other receivables	82	52
Total receivables	13,723	12,641
Trade accounts and notes payable	1,156	1,198
Other payables		4
Total payables	1,156	1,202
Pocheon-Hwado Highway Corp. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	33,944	16,297
Total receivables	33,944	16,297
Other payables	7,712
Total payables	7,712
UITrans LRT Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Loan	46,335	36,510	29,099
Other receivables	8,395
Total receivables	54,730	36,510
Other payables	2,398	1,999
Total payables	2,398	1,999
Roy Hill Holdings Pty Ltd. [member]
Disclosure of transactions between related parties [line items]
Other receivables	22,002	7,110
Total receivables	22,002	7,110
Trade accounts and notes payable	263,440	571,084
Total payables	263,440	571,084
SNNC [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	14,738	7,827
Other receivables	60	51
Total receivables	14,798	7,878
Trade accounts and notes payable	25,482	44,124
Other payables	1,731	198
Total payables	27,213	44,322
POSCO(Guangdong) Automotive Steel Co, Ltd [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	59,913
Loan		35,131
Total receivables	59,913	35,131
Trade accounts and notes payable	52,961
Total payables	52,961
Other associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	54,211	98,920
Loan	167,368	185,022
Other receivables	134,795	112,538
Total receivables	356,374	396,480
Trade accounts and notes payable	6,642	54,708
Other payables	14,585	25,241
Total payables	21,227	79,949
Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	368,628	313,264
Loan	277,900	319,687	₩ 318,169
Other receivables	167,078	136,872
Total receivables	813,606	769,823
Trade accounts and notes payable	349,681	671,114
Other payables	75,478	85,738
Total payables	₩ 425,159	₩ 756,852